Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and contingencies [abstract]
Leasing commitments
(USD millions)	2019

2020	809

2021	442

2022	319

2023	724

2024	167

Thereafter	1 943

Total	4 404